PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2022
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
NOTE 7 - PROPERTY, PLANT AND EQUIPMENT
A summary of property, plant and equipment is as follows:

	June 30,
	2021	2022
Buildings	$73,617	$70,944
Machinery	15,110	15,619
Software	16,294	20,293
Vehicles	4,860	4,717
Electronic and other equipment	41,154	45,512
Construction in progress	22,434	27,213

	$173,469	$184,298
Less: Accumulated depreciation and impairment	(79,423)	(86,049)

	$94,046	$98,249

Buildings with a total carrying value of $2,888 and $2,687 were pledged to secure lines of credits from various banks in Singapore and Malaysia as of June 30, 2021 and 2022, respectively (note 13).
Buildings and vehicles with a total carrying value of $1,168 and $1,056 were pledged to secure long-term bank loans as of June 30, 2021 and 2022, respectively (note 14).
Construction in progress consists of capital expenditures and capitalized interest charges related to the construction of facilities and assembly line projects and the expenditures related to the Company’s information system constructions.
The depreciation expenses for the years ended June 30, 2020, 2021 and 2022 were $8,483, $9,959 and $10,263, respectively.
Assets leased to others under operating leases
The Company has entered into operating lease contracts related to certain buildings owned with carrying amounts as shown below:

	June 30,
	2021	2022
Buildings leased to others - at original cost	$23,491	$22,664
Less: Accumulated depreciation	(7,950)	(8,044)

Buildings leased to others - net	$15,541	$14,620